N-2	Nov. 03, 2022
Cover [Abstract]
Entity Central Index Key	0001745020
Amendment Flag	false
Securities Act File Number	001-40869
Document Type	8-K
Entity Registrant Name	Theseus Pharmaceuticals, Inc.
Entity Address, Address Line One	314 Main Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	400-9491
Entity Emerging Growth Company	true
Entity Ex Transition Period	false